Trade and Other payables and Other Current Liabilities (Details) - Schedule of trade and other payables and other current liabilities - USD ($)		Jun. 30, 2021	Dec. 31, 2020
Schedule of trade and other payables and other current liabilities [Abstract]
Trade accounts payable – third parties		$ 2,396,957	$ 1,366,482
Accrued salaries and bonus		547,114	140,321
Accrued customer claims, cash loss and shortage, others	[1]	105,935	33,608
Trade and other payables		3,050,006	1,540,411
Output VAT		134,296	114,877
Accrued Expenses		575,935	375,815
Payroll Payable		359,222	560,051
Other Payables		279,974	198,363
Other current liabilities		$ 1,349,427	$ 1,249,106

[1]	Includes a provision for penalty for failure to meet certain performance indicators as stipulated in certain customer contracts for approximately $45,700 and $14,600 respectively.